Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	$ 2,649,963	$ 3,283,514
Net and total comprehensive income	(125,327)	116,366
Distributions paid and accrued to non-controlling interests	(34,658)	(23,613)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue	192,575	171,532
Net and total comprehensive income	18,566	4,182
Net and total comprehensive income attributable to Methanex non-controlling interests	26,578	24,697
Equity contributions by non-controlling interests	0	0
Acquisition of non-controlling interests	0	0
Impact of adoption of IFRS 16	0	(3,355)
Distributions paid and accrued to non-controlling interests	(32,909)	(17,865)
Vessels
Disclosure of subsidiaries [line items]
Revenue	40,118	36,500
Net and total comprehensive income	9,474	7,834
Net and total comprehensive income attributable to Methanex non-controlling interests	4,773	3,902
Equity contributions by non-controlling interests	5,500	0
Acquisition of non-controlling interests	(6,714)	(2,219)
Impact of adoption of IFRS 16	0	0
Distributions paid and accrued to non-controlling interests	(3,546)	(3,113)
Total
Disclosure of subsidiaries [line items]
Revenue	232,693	208,032
Net and total comprehensive income	28,040	12,016
Net and total comprehensive income attributable to Methanex non-controlling interests	31,351	28,599
Equity contributions by non-controlling interests	5,500	0
Acquisition of non-controlling interests	(6,714)	(2,219)
Impact of adoption of IFRS 16	0	(3,355)
Distributions paid and accrued to non-controlling interests	$ (36,455)	$ (20,978)